Other non-current liabilities (Details) - CNY (¥)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other non-current liabilities
Deferred contingent consideration	¥ 65,968,319
Asset retirement obligations	7,920,322	¥ 7,658,309
Other liabilities	249,750	261,643
Other Liabilities, Noncurrent, Total	¥ 74,138,391	¥ 7,919,952	¥ 47,167,706